Share Capital and Share Premium - Summary of Shares (Parenthetical) (Details) - Ordinary Shares - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized	500,000,000	500,000,000
Number of shares issued and fully paid	266,010,256	200,000,000
Price per share	$ 0.0001	$ 0.0001